Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures have been prepared in accordance with Item 402(v) of Regulation S-K, and do not necessarily reflect the economic benefit actually earned, received, or realized by our NEOs, the method by which the compensation committee makes compensation determinations, or how the compensation committee views the link between the Company’s performance and compensation for NEOs. For example, a significant portion of “compensation actually paid” relates to changes in fair value of unvested awards over the course of each year, and the ultimate value realized by NEOs from unvested equity awards is not determined until the awards vest. For further information on our executive compensation program and the compensation committee’s decision-making process in determining and approving our NEOs compensation, see the section above titled “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Prior Peer Group Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)	Net Loss (thousands)(6)	Revenue (thousands)(7)
2024	$22,675,566	$34,141,280	$956,619	$44,033,560	$454.02	$65.35	$165.92	$(331,647)	$43,073
2023	$1,338,675	$27,789,873	$7,703,267	$17,333,958	$134.67	$64.84	$121.68	$(157,771)	$22,042
2022	$8,482,288	$(41,018,462)	$5,911,916	$3,280,217	$37.50	$58.05	$73.09	$(48,511)	$11,131
2021	$364,500	$24,903,634	$10,252,472	$25,618,719	$181.52	$102.93	$113.81	$(106,186)	$2,099

(1)
The dollar amounts reported are the amounts of total compensation reported for Mr. Chapman, our principal executive officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. See the section above titled “Executive Compensation—Summary Compensation Table.”
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Chapman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Chapman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Chapman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$22,675,566	$(12,169,873)	$23,635,587	$34,141,280
2023	$1,338,675	$(413,054)	$26,864,252	$27,789,873
2022	$8,482,288	$(7,718,738)	$(41,782,012)	$(41,018,462)
2021	$364,500	$—	$24,539,134	$24,903,634

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year-Over- Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$12,245,146	$12,606,407	$—	$(1,215,966)	$—	$—	$23,635,587
2023	$413,054	$11,881,105	$—	$14,570,093	$—	$—	$26,864,252
2022	$3,036,544	$(30,362,467)	$548,964	$(15,005,053)	$—	$—	$(41,782,012)
2021	$—	$13,477,486	$—	$11,061,648	$—	$—	$24,539,134

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Thomas Kramer, Rima Alameddine, and Jungsang Kim; (ii) for 2023, Thomas Kramer, Rima Alameddine, Jungsang Kim, and Chris Monroe; (iii) for 2022, Rima Alameddine and Laurie Babinski; and (iv) for 2021, Jungsang Kim and Thomas Kramer.
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$956,619	$(550,617)	$43,627,558	$44,033,560
2023	$7,703,267	$(7,069,086)	$16,699,777	$17,333,958
2022	$5,911,916	$(5,730,905)	$3,099,206	$3,280,217
2021	$10,252,472	$(10,020,193)	$25,386,440	$25,618,719

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year-Over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-Over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$1,593,455	$43,651,323	$180,769	$1,121,499	$(2,919,488)	$—	$43,627,558
2023	$6,093,040	$7,556,407	$74,498	$3,564,500	$(588,668)	$—	$16,699,777
2022	$3,003,473	$—	$95,733	$—	$—	$—	$3,099,206
2021	$19,396,434	$1,634,038	$3,527,982	$827,986	$—	$—	$25,386,440

(5)
Total Shareholder Return (“TSR”) assumes $100 invested on October 1, 2021, including reinvestment of dividends. Our peer group is the Nasdaq Computer Index. Our prior peer group in our proxy statement for the 2024 annual meeting of shareholders was our 2023 compensation peer group. The Company shifted from the 2023 compensation peer group to the Nasdaq Computer Index to align with the peer group industry index reported in our Annual Report on Form 10-K for the year ended December 31, 2024. Our prior peer group for was comprised of the companies shown above in the section titled “Compensation Discussion and Analysis—Executive Compensation Peer Group Beginning February 2024.”
(6)
Represents the net loss as reported in the Company’s Annual Report on Form 10-K for the applicable year.
(7)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for Mr. Chapman, our principal executive officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. See the section above titled “Executive Compensation—Summary Compensation Table.”The dollar amounts reported represent the average of the amounts reported for the Company’s Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Thomas Kramer, Rima Alameddine, and Jungsang Kim; (ii) for 2023, Thomas Kramer, Rima Alameddine, Jungsang Kim, and Chris Monroe; (iii) for 2022, Rima Alameddine and Laurie Babinski; and (iv) for 2021, Jungsang Kim and Thomas Kramer.
PEO Total Compensation Amount	$ 22,675,566	$ 1,338,675	$ 8,482,288	$ 364,500
PEO Actually Paid Compensation Amount	$ 34,141,280	27,789,873	(41,018,462)	24,903,634
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Chapman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Chapman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Chapman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$22,675,566	$(12,169,873)	$23,635,587	$34,141,280
2023	$1,338,675	$(413,054)	$26,864,252	$27,789,873
2022	$8,482,288	$(7,718,738)	$(41,782,012)	$(41,018,462)
2021	$364,500	$—	$24,539,134	$24,903,634

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year-Over- Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$12,245,146	$12,606,407	$—	$(1,215,966)	$—	$—	$23,635,587
2023	$413,054	$11,881,105	$—	$14,570,093	$—	$—	$26,864,252
2022	$3,036,544	$(30,362,467)	$548,964	$(15,005,053)	$—	$—	$(41,782,012)
2021	$—	$13,477,486	$—	$11,061,648	$—	$—	$24,539,134

Non-PEO NEO Average Total Compensation Amount	$ 956,619	7,703,267	5,911,916	10,252,472
Non-PEO NEO Average Compensation Actually Paid Amount	$ 44,033,560	17,333,958	3,280,217	25,618,719
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$956,619	$(550,617)	$43,627,558	$44,033,560
2023	$7,703,267	$(7,069,086)	$16,699,777	$17,333,958
2022	$5,911,916	$(5,730,905)	$3,099,206	$3,280,217
2021	$10,252,472	$(10,020,193)	$25,386,440	$25,618,719

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year-Over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-Over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$1,593,455	$43,651,323	$180,769	$1,121,499	$(2,919,488)	$—	$43,627,558
2023	$6,093,040	$7,556,407	$74,498	$3,564,500	$(588,668)	$—	$16,699,777
2022	$3,003,473	$—	$95,733	$—	$—	$—	$3,099,206
2021	$19,396,434	$1,634,038	$3,527,982	$827,986	$—	$—	$25,386,440

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart reflects the relationship between the PEO and Average NEOs compensation actually paid (per the SEC’s definition), the Company’s TSR, the Peer Group's TSR, and the Prior Peer Group's TSR for the applicable year.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss The following chart reflects the relationship between the PEO and Average NEOs compensation actually paid, the Company’s net loss for the applicable year.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue The following chart reflects the relationship between the PEO and Average NEOs compensation actually paid and the Company’s revenue for the applicable year.
Tabular List, Table

Financial Performance Measures

As described in the section titled “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on the objective of incentivizing our NEOs to increase the value of our Company for our shareholders. The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is revenue.

Total Shareholder Return Amount	$ 454.02	134.67	37.5	181.52
Peer Group Total Shareholder Return Amount	165.92	121.68	73.09	113.81
Net Income (Loss)	$ (331,647,000)	$ (157,771,000)	$ (48,511,000)	$ (106,186,000)
Company Selected Measure Amount	43,073,000	22,042,000	11,131,000	2,099,000
PEO Name	Mr. Chapman	Mr. Chapman	Mr. Chapman	Mr. Chapman
Prior Peer Group Total Shareholder Return Amount	$ 65.35	$ 64.84	$ 58.05	$ 102.93
Measure:: 1
Pay vs Performance Disclosure
Name	revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,635,587,000	26,864,252,000	(41,782,012,000)	24,539,134,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,169,873)	(413,054)	(7,718,738)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,635,587	26,864,252	(41,782,012)	24,539,134
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,245,146,000	413,054,000	3,036,544,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,606,407,000	11,881,105,000	(30,362,467,000)	13,477,486,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			548,964,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,215,966,000)	14,570,093,000	(15,005,053,000)	11,061,648,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,627,558	16,699,777	3,099,206	25,386,440
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(550,617)	(7,069,086)	(5,730,905)	(10,020,193)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,627,558	16,699,777	3,099,206	25,386,440
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,593,455	6,093,040	3,003,473	19,396,434
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,651,323	7,556,407		1,634,038
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,769	74,498	95,733	3,527,982
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,121,499	3,564,500		827,986
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,919,488)	(588,668)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount